Commitments and Contingencies (Other Contingencies)(Narrative) (Details)	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2013 Positive Outcome of Litigation [Member] CNY	Dec. 31, 2013 Former Shareholder of Chengdu Simo Sue Shulong [Member] CNY	Dec. 31, 2013 Shulong Sue Former Shareholder of Chengdu Simo [Member] CNY
Gain Contingencies [Line Items]
Lawsuit filing date						November 8, 2010	September 13, 2011
Damages sought							RMB48.8 million plus accrued interest
Damages sought, value						48,800,000
Damages awarded						Previously recorded acquisition consideration of RMB48.8 million plus accrued interest of approximately RMB10.1 million
Damages awarded, value							70,000,000
Net cash settlement received by the Group					11,100,000
Settlement of gain contingency with former shareholder	$ 9,899,000	59,928,000	0	0